Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Loss Per Share
Loss per share	2024	2023	2022
Loss attributable to owners of the Company	(8,457,748)	(4,306,260)	(27,778,443)
Weighted average number of shares outstanding	2,832,299	491,258	45,536
Basic and diluted loss per share	(2.99)	(8.77)	(610.03)

Loss per share for continuing operations	2024	2023	2022
Loss attributable to owners of the Company	(8,457,748)	(8,091,307)	(19,530,516)
Weighted average number of shares outstanding	2,832,299	491,258	45,536
Basic and diluted loss per share	(2.99)	(16.47)	(428.90)